Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt Instrument, Fee Amount	$ 5
Prepaid Expense, Noncurrent	23	$ 14
Other current assets
Prepayments and accrued income	86	81
Income taxes receivable	64	30
Other receivables (i)	105	101
Total other current assets	255	212
Other non-current assets
Deferred compensation plan assets	102	92
Accounts Receivable, Net, Noncurrent	30	29
Investments and Other Noncurrent Assets	29	29
Other receivables (i)	25	46
Total other non-current assets	209	210
Total other assets	$ 464	$ 422